COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENT AND CONTINGENCIES
COMMITMENT AND CONTINGENCIES

19.COMMITMENT AND CONTINGENCIES

In April 2021, an individual Xujin, who bought a used car in 2018 in Zhejiang Jieying, a subsidiary of the Group, commenced a lawsuit against Zhejiang Jieying in Shanghai Jiading District Intermediate People’s Court alleging that Zhejiang Jieying defraud in the sales of used car and seeking for revoking the used car sales contract signed on May 4, 2018, the payment of contractual payment of $463 (RMB2,950) and requested for compensation of $1,389 (RMB8,850). The appellate court has rendered its judgment on December 6, 2021that Xujin should revoke its allegation. Xujin appealed on March 2, 2022 and the result could not be reasonably estimate at this stage. The Company plans to defend the case rigorously.